FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Derivative [Line Items]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of our financial instruments as of June 30, 2014 and December 31, 2013 are as follows:

		June 30, 2014		December 31, 2013
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	48,478	48,478	103,100	103,100
Restricted cash and short-term investments	Level 1	175,788	175,788	170,176	170,176
Short-term debt due to related party	Level 3	20,000	20,000	—	—
High-yield bonds (1)	Level 1	212,085	224,174	214,100	221,166
Long-term debt — floating (2)	Level 2	873,290	873,290	675,371	675,371
Obligations under capital leases (2)	Level 2	164,840	164,840	159,008	159,008

Derivatives:
Interest rate swaps asset (3) (4)	Level 2	4,237	4,237	5,335	5,335
Cross currency interest rate swap liability (5)	Level 2	19,950	19,950	16,804	16,804
Interest rate swaps liability (3) (4)	Level 2	16,702	16,702	15,119	15,119

(1) High-yield bonds with a carrying value of $212.1 million and $214.1 million as of June 30, 2014 and December 31, 2013, respectively, is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of June 30, 2014 was $224.2 million, which is 105.70% of their face value.

(2) Our long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.

(3) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(4) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of June 30, 2014 and December 31, 2013 was a net liability of $0.5 million (with a notional amount of $324.4 million) and a net liability of $3.5 million (with a notional amount of $287.1 million), respectively. The expected maturity of these interest rate agreements is from May 2015 to October 2020.

(5)
We issued NOK denominated senior unsecured bonds (high-yield bonds). In order to hedge our exposure, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge. As of June 30, 2014, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(19,950)

As of June 30, 2014 and December 31, 2013, our accumulated other comprehensive income included an unrealized loss of $5.1 million and an unrealized loss of $4.0 million, respectively, in respect of the cross currency interest rate swap designated as a cash flow hedge.

Schedule Of Cash Flow Hedging Relationships Relating To Cross Currency Interest Rate Swap Contracts And Changes In Equity [Table Text Block]
As of June 30, 2014, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(19,950)

Interest Rate Swaps [Member]
Derivative [Line Items]
Interest Rate Swap Transactions
As of June 30, 2014, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,173,381	(1)	2015	to	2020	0.92%	to	6.485%
(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described in footnote 5 above.